Income Taxes - Difference between Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Computed "expected" tax provision (benefit)					$ (91,705)	$ 1,222,120
Change in federal valuation allowance					(674,460)	(1,953,002)
limitation expiration						1,712,466
State and local income taxes, net of federal income tax benefit					411	4,132
Nondeductible warrant adjustment					(34,160)	(947,432)
Research and development credit					(168,940)	(143,114)
Uncertain tax position					797,513
Other					171,963	111,001
Income tax expense	$ 7,278	$ (178)	$ 8,078	$ 9,222	$ 622	$ 6,171